ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Warranty Accrual (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Balance at the beginning of the period	$ 678	$ 619
Accruals	2,057	1,031
Utilization	(1,809)	(972)
Ending Balance	926	678
Short term Portion	651	335
Long term Portion	275	343
Accounts Payable and Accrued Liabilities
Short term Portion	651	335
Other Noncurrent Liabilities
Long term Portion	$ 275	$ 343